Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses [Line Items]
Losses and loss adjustment expenses	$ 6,880.0	$ 4,478.3
Other reporting segment cost of sales	1,821.4	1,095.2
Wages and salaries	1,567.2	1,228.4
Employee benefits	319.0	276.9
Depreciation, amortization and impairment charges	280.5	191.7
Operating lease costs	216.2	155.7
Audit, legal and tax professional fees	182.9	133.6
Premium taxes	152.7	101.4
Information technology costs	138.4	106.5
Other reporting segment marketing costs	65.4	43.9
Share-based payments to directors and employees	63.8	53.6
Restructuring costs	33.7	3.2
Loss on repurchase of borrowings	28.6	0.0
Administrative expense and other	471.2	406.3
Total expenses	12,221.0	8,274.7
Insurance and reinsurance companies
Expenses [Line Items]
Losses and loss adjustment expenses	6,880.0	4,478.3
Other reporting segment cost of sales	0.0	0.0
Wages and salaries	1,072.0	876.6
Employee benefits	242.1	213.1
Depreciation, amortization and impairment charges	136.5	98.4
Operating lease costs	79.3	60.6
Audit, legal and tax professional fees	155.7	116.2
Premium taxes	152.7	101.4
Information technology costs	122.2	99.8
Other reporting segment marketing costs	0.0	0.0
Share-based payments to directors and employees	58.4	48.1
Restructuring costs	30.6	2.9
Loss on repurchase of borrowings	0.0	0.0
Administrative expense and other	266.9	220.9
Total expenses	9,196.4	6,316.3
Non-insurance companies
Expenses [Line Items]
Losses and loss adjustment expenses	0.0	0.0
Other reporting segment cost of sales	1,821.4	1,095.2
Wages and salaries	495.2	351.8
Employee benefits	76.9	63.8
Depreciation, amortization and impairment charges	144.0	93.3
Operating lease costs	136.9	95.1
Audit, legal and tax professional fees	27.2	17.4
Premium taxes	0.0	0.0
Information technology costs	16.2	6.7
Other reporting segment marketing costs	65.4	43.9
Share-based payments to directors and employees	5.4	5.5
Restructuring costs	3.1	0.3
Loss on repurchase of borrowings	28.6	0.0
Administrative expense and other	204.3	185.4
Total expenses	$ 3,024.6	$ 1,958.4